STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES [Abstract]
Universal life and investment-type product policy fee income	$ 131	$ 117	$ 123
Premiums	25	32	42
Net investment income (loss): [Abstract]
Investment income (loss) from derivative instruments	8	0	0
Other Investment Income Loss	84	110	116
Net investment income (loss)	92	110	116
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses	(6)	(7)	(2)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impariment losses recognized	(6)	(7)	(2)
Other investment gains (losses), net	74	2	1
Total Investment (gains) losses, net	68	(5)	(1)
Equity in earnings (losses) from AllianceBernstein	5	2	(2)
Other income	5	5	6
Increase (decrease) in the fair value of the reinsurance contract asset	(7)	(2)	7
Total revenues	319	259	291
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders benefits	78	103	96
Interest credited to policyholders' account balances	65	61	61
Compensation and benefits	32	25	30
Commissions	80	38	33
Amortization of deferred policy acquisition costs and value of business acquired	21	(27)	(12)
Capitalization of deferred policy acquisition costs	(81)	(31)	(25)
Amortization of deferred cost of reinsurance	4	0
Rent expense	2	2	3
Other operating costs and expenses	74	44	29
Total benefits and other deductions	275	215	215
Earnings (loss), before income taxes	44	44	76
Income tax (expense) benefit	(16)	(6)	1
Net earnings (loss)	$ 28	$ 38	$ 77